Document and Entity Information	Jan. 10, 2023
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2023
Entity Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2023
Document Effective Date	Jan. 10, 2023
Prospectus Date	Apr. 29, 2022